Condensed Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	SFr 1,919	SFr 1,989
Right-of-use assets	4,080	4,540
Intangible asset	50,416	50,416
Long-term financial assets	585	584
Total non-current assets	57,000	57,529
Current assets
Prepaid expenses	4,399	3,972
Accrued income	209	360
Other current receivables	3,514	978
Accounts receivable	9,922
Short-term financial assets	47,600	64,617
Cash and cash equivalents	27,757	26,795
Total current assets	93,401	96,722
Total assets	150,401	154,251
Shareholders' equity
Share capital	2,263	2,253
Share premium	483,550	481,863
Treasury shares	(213)	(218)
Currency translation differences	9	7
Accumulated losses	(450,440)	(439,021)
Total shareholders' equity	35,169	44,884
Non-current liabilities
Long-term deferred income	1,830
Long-term deferred contract revenue	806	2,339
Long-term lease liabilities	3,267	3,689
Net employee defined benefit liabilities	9,090	8,646
Total non-current liabilities	14,993	14,674
Current liabilities
Trade and other payables	1,513	2,068
Accrued expenses	7,122	8,067
Short-term deferred income	1,292
Short-term deferred contract revenue	89,477	83,706
Short-term lease liabilities	835	852
Total current liabilities	100,239	94,693
Total liabilities	115,232	109,367
Total shareholders' equity and liabilities	SFr 150,401	SFr 154,251